UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 22.3%
Bank of America NA, 4.53%, 3/28/2006	60,000,000	60,000,000
Bank of Ireland, 4.01%, 7/14/2006	10,000,000	10,000,435
Bank of Tokyo-Mitsubishi UFJ, Ltd., 4.53%, 3/28/2006	76,000,000	76,000,000
Calyon:
4.275%, 2/1/2006	70,200,000	70,200,000
4.31%, 2/1/2006	70,000,000	70,000,000
CC (USA), Inc., 3.805%, 6/22/2006	50,000,000	49,999,034
HBOS Treasury Services PLC:
4.0%, 7/18/2006	75,000,000	75,000,000
4.56%, 4/19/2006	100,000,000	100,000,000
LaSalle Bank NA:
3.23%, 2/3/2006	100,000,000	100,000,000
4.02%, 7/5/2006	75,000,000	75,000,000
Norinchukin Bank:
4.35%, 2/1/2006	70,000,000	70,000,000
4.54%, 3/27/2006	61,100,000	61,100,000
4.56%, 3/28/2006	35,000,000	35,000,000
Northern Rock PLC, 4.29%, 2/1/2006	20,000,000	20,000,000
Royal Bank of Canada:
4.05%, 7/24/2006	20,000,000	20,000,000
4.775%, 12/1/2006	125,000,000	125,005,021
Royal Bank of Scotland PLC, 4.08%, 3/27/2006	110,000,000	110,000,000
Toronto Dominion Bank, 3.815%, 6/16/2006	70,000,000	70,000,000
UniCredito Italiano SpA:
3.8%, 6/15/2006	190,000,000	190,000,000
4.29%, 2/1/2006	75,000,000	75,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,462,304,490)		1,462,304,490
Commercial Paper** 35.2%
Abbey National North America LLC, 4.49%, 2/1/2006	13,965,000	13,965,000
Atlantis One Funding Corp.:
4.52%, 3/27/2006	52,872,000	52,513,528
4.53%, 3/28/2006	71,634,000	71,138,233
Bank of America Corp., 4.33%, 2/6/2006	102,000,000	101,938,658
Caisse Nationale des Caisses D'Epargne et Prevoyan, 4.635%, 7/31/2006	75,000,000	73,261,875
Cancara Asset Securitization LLC:
4.33%, 2/6/2006	40,279,000	40,254,777
4.52%, 3/20/2006	80,000,000	79,527,911
4.525%, 3/28/2006	50,000,000	49,654,340
Chariot Funding LLC, 4.38%, 2/9/2006	26,043,000	26,017,651
Charta, LLC:
4.27%, 2/8/2006	20,908,000	20,890,640
4.49%, 2/1/2006	67,099,000	67,099,000
4.53%, 3/22/2006	40,000,000	39,753,367
CIT Group, Inc., 4.21%, 2/8/2006	11,750,000	11,740,381
CRC Funding LLC:
4.49%, 2/1/2006	108,670,000	108,670,000
4.52%, 3/21/2006	30,000,000	29,819,200

Falcon Asset Securitization Corp.:
4.3%, 2/1/2006	50,000,000	50,000,000
4.33%, 2/7/2006	17,358,000	17,345,473
4.47%, 2/1/2006	9,074,000	9,074,000
4.5%, 3/27/2006	36,772,000	36,523,789
Giro Funding US Corp.:
4.54%, 3/24/2006	25,000,000	24,839,208
4.54%, 3/28/2006	25,000,000	24,826,597
Grampian Funding Ltd.:
4.5%, 4/19/2006	70,000,000	69,326,250
4.64%, 7/28/2006	75,000,000	73,289,000
Greyhawk Funding LLC:
4.205%, 2/1/2006	87,000,000	87,000,000
4.33%, 2/1/2006	20,000,000	20,000,000
4.53%, 3/10/2006	25,000,000	24,883,604
HSBC Finance Corp., 4.5%, 2/1/2006	1,173,000	1,173,000
HSBC USA, Inc., 4.52%, 3/28/2006	24,200,000	24,032,886
IXIS Commercial Paper Corp., 4.46%, 2/1/2006	8,400,000	8,400,000
Jupiter Securitization Corp., 4.39%, 2/15/2006	81,412,000	81,273,012
K2 (USA) LLC, 4.5%, 3/21/2006	23,600,000	23,458,400
Lake Constance Funding LLC, 4.4%, 2/13/2006	60,000,000	59,912,000
Liberty Street Funding:
4.31%, 2/1/2006	100,000,000	100,000,000
4.36%, 2/2/2006	60,430,000	60,422,681
4.53%, 3/27/2006	75,876,000	75,360,423
Mane Funding Corp., 4.52%, 3/27/2006	75,000,000	74,491,500
Perry Global Funding LLC, Series A, 4.43%, 3/15/2006	25,000,000	24,870,792
Pfizer Investment Capital PLC, 4.45%, 2/3/2006	49,600,000	49,587,738
Sanofi-Aventis, 4.29%, 2/1/2006	42,000,000	42,000,000
Scaldis Capital LLC, 4.4%, 2/15/2006	100,000,000	99,828,889
Sheffield Receivables Corp., 4.515%, 3/6/2006	30,020,000	29,895,755
Societe Generale North America, Inc., 4.3%, 2/1/2006	58,000,000	58,000,000
UBS Finance (DE) LLC, 4.3%, 2/1/2006	50,000,000	50,000,000
Verizon Global Funding Corp.:
4.57%, 3/21/2006	50,000,000	49,695,333
4.59%, 3/22/2006	40,000,000	39,750,100
Verizon Network Funding Corp.:
4.54%, 2/16/2006	50,000,000	49,905,417
4.56%, 2/23/2006	25,000,000	24,930,333
4.57%, 2/24/2006	65,000,000	64,810,219

Total Commercial Paper (Cost $2,315,150,960)		2,315,150,960
Short Term Notes* 23.3%
Alliance & Leicester PLC, 4.33%, 12/1/2006	50,000,000	50,000,000
American Honda Finance Corp.:
144A, 4.26%, 11/7/2006	110,000,000	110,000,000
4.461%, 6/22/2006	21,000,000	21,000,000
4.53%, 9/21/2006	65,500,000	65,522,367
Australia & New Zealand Banking Group Ltd., 4.49%, 6/23/2006	20,000,000	20,000,000
Bank of Ireland, 144A, 4.34%, 11/17/2006	100,000,000	100,000,000
BMW US Capital LLC, 144A, 4.34%, 4/18/2006	20,000,000	20,000,000
BNP Paribas, 4.5%, 10/26/2006	35,000,000	35,000,000
Calyon, 4.33%, 7/5/2006	35,500,000	35,495,473
Canadian Imperial Bank of Commerce:
4.5%, 12/4/2006	17,000,000	17,009,869
4.53%, 2/15/2007	45,000,000	45,009,401
CIT Group, Inc., 4.72%, 6/19/2006	50,000,000	50,041,324

Commonwealth Bank of Australia, 4.49%, 8/24/2006	30,000,000	30,000,000
Dexia Banque Belgique, 4.5%, 8/30/2006	30,000,000	29,996,562
Dorada Finance, Inc., 4.34%, 11/1/2006	30,000,000	29,997,756
General Electric Capital Corp., 4.52%, 3/29/2006	35,000,000	35,000,989
Greenwich Capital Holdings, Inc., 4.52%, 5/30/2006	50,000,000	50,000,000
HSBC Bank USA, NA, 4.29%, 5/4/2006	40,000,000	40,004,707
HSBC Finance Corp.:
4.41%, 2/7/2006	30,000,000	30,020,042
4.6%, 10/19/2006	30,000,000	30,000,000
HSBC USA, Inc., 4.35%, 12/15/2006	150,000,000	150,000,000
International Business Machine Corp., 4.33%, 3/8/2006	30,000,000	30,000,000
M&I Marshall & Ilsley Bank, 4.45%, 12/15/2006	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
4.35%, 9/15/2006	50,000,000	50,000,000
4.42%, 2/2/2007	30,000,000	30,000,000
4.64%, 6/2/2006	35,000,000	35,016,570
Morgan Stanley, 4.52%, 7/10/2006	80,000,000	80,000,000
Pfizer Investment Capital PLC, 4.33%, 12/15/2006	50,000,000	50,000,000
Skandinaviska Enskila Banken:
4.43%, 2/9/2007	50,000,000	50,000,000
4.47%, 7/18/2006	25,000,000	25,000,000
Tango Finance Corp., 144A, 4.38%, 2/10/2006	30,000,000	29,999,928
The Goldman Sachs Group, Inc., 2.48%, 8/18/2006	34,070,000	34,106,001
UniCredito Italiano SpA, 4.43%, 9/8/2006	30,000,000	29,992,793
Wells Fargo Bank, NA, 4.27%, 8/7/2006	61,000,000	60,995,242

Total Short Term Notes (Cost $1,534,209,024)		1,534,209,024
US Government Sponsored Agencies 1.0%
Federal Home Loan Bank:
2.3%, 6/16/2006	2,000,000	1,988,904
4.0%, 7/13/2006	10,000,000	10,000,000
Federal National Mortgage Association, 4.03%, 7/21/2006	53,700,000	53,700,000

Total US Government Sponsored Agencies (Cost $65,688,904)		65,688,904
Asset Backed 0.5%
Permanent Financing PLC, "1A", Series 8, 4.38% *, 6/10/2006 (Cost $35,000,000)	35,000,000	35,000,000
Funding Agreements 0.8%
New York Life Insurance Co., 4.57% *, 9/19/2006 (Cost $50,000,000)	50,000,000	50,000,000
Promissory Notes 2.8%
The Goldman Sachs Group, Inc.:
4.58% *, 2/16/2006	75,000,000	75,000,000
4.61% *, 6/30/2006	110,000,000	110,000,000

Total Promissory Notes (Cost $185,000,000)		185,000,000
Time Deposit 11.5%
Barclays Bank PLC, 4.5%, 2/1/2006	186,000,000	186,000,000
Societe Generale, 4.48%, 2/1/2006	66,600,000	66,600,000
UBS AG, 4.5%, 2/1/2006	250,000,000	250,000,000
Wells Fargo Bank NA, 4.48%, 2/1/2006	250,000,000	250,000,000

Total Time Deposit (Cost $752,600,000)		752,600,000
Repurchase Agreements 2.3%
Morgan Stanley & Co., Inc., 4.45%, dated 1/31/2006, to be repurchased at $150,018,542 on 2/1/2006 (a) (Cost $150,000,000)	150,000,000	150,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 6,549,953,378)	99.7	6,549,953,378
Other Assets and Liabilities, Net	0.3	22,484,020

Net Assets	100.0	6,572,437,398

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
102,671,848	Federal National Mortgage Association	4.5-6.49	1/1/2008-10/1/2035	101,934,308
52,480,709	Federal Home Loan Mortgage Corp.	4.5-6.5	1/1/2019-11/1/2035	51,448,192
Total Collateral Value				153,382,500

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006